Discontinued Operations and Disposal Groups Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 101,190	$ 220,042
Disposal Group, Including Discontinued Operation, Other Assets, Current	264,537	60,999
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Current	2,831,530	0
Current assets - discontinued operations (note 23)	4,804,439	281,041
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent	0	2,895,919
Disposal Group, Including Discontinued Operation, Net Investment in Lease, after Allowance for Credit Loss, Current	480,508	0
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Current	1,126,674	0
Disposal Group, Including Discontinued Operation, Net Investment in Lease, after Allowance for Credit Loss, Noncurrent	0	500,101
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent	0	142,223
Non-current assets - discontinued operations (note 23)	0	4,585,334
Disposal Group, Including Discontinued Operation, Assets	4,804,439	4,866,375
Disposal Group, Including Discontinued Operation, Long-term Debt, Current Maturities	1,379,642	250,508
Disposal Group, Including Discontinued Operation, Finance Lease, Liability, Current	1,268,990	71,932
Disposal Group, Including Discontinued Operation, Other Liabilities, Current	228,997	209,301
Current liabilities - discontinued operations (note 23)	2,877,629	531,741
Disposal Group, Including Discontinued Operation, Long-term Debt, Excluding Current Maturities	0	1,221,705
Disposal Group, Including Discontinued Operation, Finance Lease, Liability, Noncurrent	0	1,268,990
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent	0	95,779
Non-current liabilities - discontinued operations (note 23)	0	2,586,474
Disposal Group, Including Discontinued Operation, Liabilities	2,877,629	3,118,215
Investment in and loans, net to equity-accounted investments	$ 0	$ 1,047,091